GOODWILL	12 Months Ended
Dec. 31, 2023
GOODWILL
GOODWILL

NOTE 8 – GOODWILL

	As of December 31,
	2023	2022
Argentina	1,535,508	1,535,489
Abroad	8,456	5,224
	1,543,964	1,540,713

Movements in Goodwill are as follows:

	Years ended December 31,
	2023	2022
At the beginning of the year	1,540,713	2,299,612
Increases	193	897
Impairment	—	(759,722)
Currency translation adjustments	3,058	(74)
At the end of the year	1,543,964	1,540,713